Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 623.2	$ 559.9
Deferred income tax expense recognized in net earnings	54.6	63.7
Deferred income tax (recovery) expense recognized in OCI	(1.0)	(0.4)
Deferred tax liability derecognized on sale of Esperanza Project	(15.9)	0.0
Balance, end of year	$ 660.9	$ 623.2